Annual Total Returns - Franklin VolSmart Allocation VIP Fund [BarChart] - FTVIPT VolSmart Allocation VIP Fund Class 5-11 - Franklin VolSmart Allocation VIP Fund - Class 5	May 01, 2021
Bar Chart Table:
Annual Return 2014	3.75%
Annual Return 2015	(3.10%)
Annual Return 2016	4.59%
Annual Return 2017	15.69%
Annual Return 2018	(6.85%)
Annual Return 2019	17.95%
Annual Return 2020	16.78%